EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted earnings per share have been calculated as follows

	December 31, 2012	December 31, 2011	December 31, 2010
Net Income (Loss)	$(3,857,876)	$1,187,981	$412,081
Weight average number of shares outstanding, basic and diluted	8,337,320	7,957,151	7,575,330
Earnings per share, basic and diluted	$(0.46)	$0.15	$0.06